Related Party Transactions (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended
	Mar. 31, 2012	Jul. 31, 2012	Mar. 31, 2012 Stockholder [Member]	Oct. 31, 2011 Stockholder [Member]	Jul. 31, 2012 Stockholder [Member]	Mar. 31, 2012 Mr. Gutierrez [Member]	Mar. 20, 2012 Mr. Gutierrez [Member]
Related Party Transactions (Textual)
Due to Related Parties					$ 151,760		$ 500,000
Price per warrant						$ 0.75
Founders shares issued, value				25,000
Founders shares issued, shares				1,725,000
Reverse stock split	1.125-for-1		1.125-to-1
Reduction in outstanding shares			1,533,333
Forfeited shares		(200,000)	200,000
Advance for purchase of warrant		20,000
Due from Affiliate		15,348
Due from related party		$ 0
Description of initial shareholder		(i) with respect to 20% of such shares, upon consummation of the Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Ordinary Shares exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Ordinary Shares exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Ordinary Shares exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination and (v) with respect to 20% of such shares, when the closing price of the Ordinary Shares exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of the Business Combination and (vi) with respect to 100% of such shares